3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
MAEPA Empreendimentos Mineiros e Participacoes Lda
% of ownership	100.00%
Jurisdiction	Portugal
Nature of operations	Exploration
Innomatik Exploration Kosovo LLC
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
Peshter Mining J.S.C
% of ownership	10.29%
Jurisdiction	Kosovo
Nature of operations	Exploration
Avrupa Holdings Inc
% of ownership	100.00%
Jurisdiction	Barbados
Nature of operations	Holding
Avrupa Portugal Holdings Inc
% of ownership	100.00%
Jurisdiction	Barbados
Nature of operations	Holding
Avrupa Kosovo Holdings Inc
% of ownership	100.00%
Jurisdiction	Barbados
Nature of operations	Holding